SHORT-TERM BANK LOANS (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Short-term bank loans	$ 0	$ 11,528,465
Secured Debt, Current		6,767,705
Interest Expense	$ 557,333	$ 117,507	$ 91,076
Minimum [Member]
Debt Instrument, Interest Rate, Effective Percentage		5.85%
Maximum [Member]
Debt Instrument, Interest Rate, Effective Percentage		8.1765%
Weighted Average [Member]
Debt Instrument, Interest Rate, Effective Percentage		7.37%